Expense Example - Lazard Emerging Markets Core Equity Portfolio - Institutional Shares	Jun. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,485